Income Taxes - Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation Allowance [Abstract]
Balance at beginning of year	$ 9,116	$ 11,064	$ 11,880
Subsequent reversal and utilization of valuation allowance	(2)	(663)	(263)
Changes to valuation allowance	485	396	405
Expirations	(2,935)	(1,175)	(942)
Exchange differences	310	(506)	(16)
Balance at end of year	$ 6,974	$ 9,116	$ 11,064